NET PREMIUMS EARNED, Premiums Ceded to Reinsurers and Coinsurers, Net (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums ceded to reinsurers and coinsurers, net [Abstract]
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)		S/ (392,123)	S/ (355,356)	S/ (244,112)
Premiums ceded for facultative contracts, Note 9(b)		(399,482)	(392,346)	(327,098)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	[1]	(7,371)	8,996	23,186
Premiums ceded to reinsurers and coinsurers		S/ (798,976)	S/ (738,706)	S/ (548,024)

[1]	As of December 31, 2022, the variation mainly comprises the aviation lines for S/28.7 million and the decrease in maritime hull lines for S/19.2 million, fire for S/14.4 million, civil liability for S/9.8 million and other minors for S/1.6 million. As of December 31, 2021, the variation mainly comprises aviation lines for S/33.8 million and civil liability for S/8.9 million; and fire reduction for S/15.0 million, banks for S/4.9 million, maritime hulls for S/3.3 million and other minors for S/5.3 million.